Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory Note This amendment to the proxy statement of SolarEdge Technologies, Inc. filed on April 21, 2025 (the "Proxy Statement") amends the Insider Trading Policy & Anti-Hedging/Pledging Policies section of the Proxy Statement solely for the purpose of including the required Inline XBRL tagging, as the Proxy Statement inadvertently did not have complete XBRL tagging. There are no other changes to the Insider Trading Policy & Anti-Hedging/Pledging Policies section, or any other portion of, the Proxy Statement. Since the annual meeting of stockholders to which the Proxy Statement relates has been completed, this filing is being done solely to comply with the rules of the Securities and Exchange Commission relating to XBRL tagging and not for any other purposes. The XBRL tagging that should have been included in the Proxy Statement appears below.
Entity Information [Line Items]
Entity Registrant Name	SolarEdge Technologies, Inc.
Entity Central Index Key	0001419612